Average Annual Total Returns - AST QMA US EQUITY ALPHA PORTFOLIO	No Share Class 1 Year	No Share Class 5 Years	No Share Class 10 Years	Russell 1000 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000 Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000 Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(5.19%)	8.74%	11.58%	20.96%	15.60%	14.01%